Equity Financing - Additional Information (Detail) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 06, 2023	Aug. 16, 2022	Mar. 31, 2023	Aug. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	May 31, 2020	Sep. 30, 2019
Class Of Warrant Or Right [Line Items]
Expected volatility						124.00%	122.00%
Risk-free interest rate						3.61%	2.61%
Expected term						7 years 21 days	6 years 4 months 24 days
Exercised during the period					(75,000)	(482,647)	0
Maximum [Member]
Class Of Warrant Or Right [Line Items]
Proceeds from issuance, aggregate offering prices						$ 50,000,000
Common Stock and Pre-Funded Warrants [Member]
Class Of Warrant Or Right [Line Items]
Remaining offering costs allocated to common stock and offset to additional paid in capital	$ 330,000	$ 365,000
August 2022 Purchase Agreement [Member]
Class Of Warrant Or Right [Line Items]
Shares of common stock issued				61,250
Offering closing period				Aug. 16, 2022
August 2022 Purchase Agreement [Member] | Pre Funded Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant issued, shares of common stock called by warrant				56,813
Warrants issued, exercise price				$ 0.004
August 2022 Purchase Agreement [Member] | Preferred Investment Options [Member]
Class Of Warrant Or Right [Line Items]
Shares of common stock issued				118,063
Exercise price				$ 37.35
Proceeds from issuance of common stock, pre-funded warrants and preferred investment options from March 2023 PIPE				$ 5,000,000
Warrants expiration period				5 years
March 2023 Placement Agent Options [Member]
Class Of Warrant Or Right [Line Items]
Issuance costs allocated to liability preferred options	$ 430,000
March 2023 Options and March 2023 Placement Agent Options [Member]
Class Of Warrant Or Right [Line Items]
Expected volatility	128.55%
Stock price	$ 7.61
Risk-free interest rate	4.27%
March 2023 Options and March 2023 Placement Agent Options [Member] | Series B Preferred Investment Options [Member]
Class Of Warrant Or Right [Line Items]
Expected volatility	103.33%
Stock price	$ 7.61
Risk-free interest rate	4.97%
August 2022 Options and August 2022 Placement Agent Options [Member]
Class Of Warrant Or Right [Line Items]
Expected volatility		128.46%
Stock price		$ 37.6
Risk-free interest rate		2.97%
Expected term		5 years
August 2022 Placement Agent Options [Member]
Class Of Warrant Or Right [Line Items]
Fair value assumptions, value		$ 191,000
Offering costs		488,000
Issuance costs allocated to liability preferred options		314,000
August 2022 Placement Agent Options [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Offering costs		$ 679,000
August 2022 Placement Agent Options [Member] | August 2022 Purchase Agreement [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant issued, shares of common stock called by warrant				5,904
Warrants issued, exercise price				$ 52.8
Warrant, exercisable term				5 years
March 2023 Options [Member]
Class Of Warrant Or Right [Line Items]
Estimated fair value of liability options	$ 6,600,000
March 2023 Private Placement [Member] | March 2023 Purchase Agreement [Member]
Class Of Warrant Or Right [Line Items]
Shares of common stock issued			165,500
Offering costs					$ 548,000
Common stock options issued to placement agent and included in offering costs						$ 548,000
March 2023 Private Placement [Member] | March 2023 Purchase Agreement [Member] | Pre Funded Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant issued, shares of common stock called by warrant			500,834
Warrants issued, exercise price			$ 0.0001
Exercised during the period						425,834
March 2023 Private Placement [Member] | March 2023 Purchase Agreement [Member] | Common Stock and Pre-Funded Warrants [Member]
Class Of Warrant Or Right [Line Items]
Fair value of common stock and pre-funded warrants	5,100,000
March 2023 Private Placement [Member] | Series A Preferred Investment Options [Member] | March 2023 Purchase Agreement [Member]
Class Of Warrant Or Right [Line Items]
Shares of common stock issued			666,334
Exercise price			$ 9
Options expiration period			5 years
March 2023 Private Placement [Member] | Series A and B Preferred Investment Options [Member] | March 2023 Purchase Agreement [Member]
Class Of Warrant Or Right [Line Items]
Shares of common stock issued			666,334
Exercise price			$ 9
Proceeds from issuance of common stock and warrants gross					6,000,000	$ 6,000,000
March 2023 Private Placement [Member] | Series B Preferred Investment Options [Member] | March 2023 Purchase Agreement [Member]
Class Of Warrant Or Right [Line Items]
Options expiration period			1 year 6 months
March 2023 Private Placement [Member] | March 2023 Placement Agent Options [Member] | Preferred Investment Options [Member]
Class Of Warrant Or Right [Line Items]
Shares of common stock issued			33,317
March 2023 Private Placement [Member] | March 2023 Placement Agent Options [Member] | March 2023 Purchase Agreement [Member]
Class Of Warrant Or Right [Line Items]
Common stock options issued to placement agent and included in offering costs					212,000	212,000
March 2023 Private Placement [Member] | March 2023 Placement Agent Options [Member] | March 2023 Purchase Agreement [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant modification included in valuation loss					404,000	404,000
March 2023 Private Placement [Member] | August 2022 Placement Agent Options [Member] | August 2022 Purchase Agreement [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrant modification included in valuation loss					$ 185,000	$ 185,000
March 2023 Private Placement [Member] | March 2023 Options [Member] | March 2023 Purchase Agreement [Member] | Common Stock and Pre-Funded Warrants [Member]
Class Of Warrant Or Right [Line Items]
Estimated fair value, loss	$ 5,700,000
March 2023 Private Placement [Member] | Option Amendment Agreements [Member] | Preferred Investment Options [Member]
Class Of Warrant Or Right [Line Items]
Warrant issued, shares of common stock called by warrant			178,132
March 2023 Private Placement [Member] | Option Amendment Agreements [Member] | Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued, exercise price			$ 9	$ 37.35				$ 125.2	$ 120	$ 154	$ 191	$ 300.8
March 2023 Private Placement [Member] | Option Amendment Agreements [Member] | March 2023 Placement Agent Options [Member]
Class Of Warrant Or Right [Line Items]
Exercise price					$ 11.25	$ 11.25
Warrant, exercisable term					5 years	5 years